STATEMENT OF CHANGES IN SHAREHOLDERS’/MEMBERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2014	$ 16,104,075
Member contributions	7,214,754
Member distributions	(1,396,215)
Net income	2,306,903
Balance at Dec. 31, 2015	24,229,517
Member contributions	5,084,730
Member distributions	(3,879,259)
Net income	3,050,627
Balance at Dec. 31, 2016	28,485,615	$ 2,220	$ (2,220)
Balance (in shares) at Dec. 31, 2016		2,220,000
Member contributions	653,646
Member distributions	(2,460,125)
Conversion of members' equity into common stock	(26,965,236)	$ 6,283	26,958,953
Conversion of members' equity into common stock (in shares)		6,283,237
Initial public offering		$ 2,600	11,023,400
Initial public offering (in shares)		2,600,000
Dividends paid				$ (555,162)
Net income | Predecessor [Member]	286,100
Net income	1,853,424			1,567,324
Balance at Jun. 30, 2017	$ 0	$ 11,103	$ 37,980,133	$ 1,012,162
Balance (in shares) at Jun. 30, 2017		11,103,237